Note 12 - Trade Receivables, Other Receivables, and Prepayments (Details Textual) $ in Thousands		1 Months Ended			12 Months Ended
	Apr. 21, 2022 USD ($)	Feb. 28, 2023 USD ($)	Apr. 30, 2022	Mar. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 13, 2023 USD ($)	Jan. 12, 2023 USD ($)	Aug. 31, 2022 USD ($)	Mar. 31, 202 USD ($)
Statement Line Items [Line Items]
Proceeds from sales of interests in associates					$ 0	$ 36,879	$ 50,000
Dividend payables									$ 36,000	$ 71,400
Current assets or disposal groups classified as held for sale					0	86,100
CELO and Other Crypto Assets [Member]
Statement Line Items [Line Items]
Other intangible assets					2,000	1,500
OPay Limited [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable		58,785,744
Fair value of instruments or interests issued or issuable		$ 77,400
Star X [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	19.40%		19.40%
Disposal group held for sale, consideration to be received	$ 83,500						$ 83,500
Proceeds from sales of interests in associates	$ 28,400
Disposal group, deferred payments, interest rate	3.50%
Dividend payables								$ 25,100
Financial assets, at fair value					32,000	54,600
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss at end of period					$ 800
Financial assets, carrying amount						$ 56,400
Star X [member] | Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets					6.1	5.7
Nanobank [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate				42.40%
Disposal group held for sale, consideration to be received											$ 131,700	$ 127,100
Disposal group held for sale, consideration to be received, number of quarterly installments				8							16
Disposal group held for sale, consideration to be received, term (Year)				2 years
Current assets or disposal groups classified as held for sale				$ 120,300
Net receivables from sale of investments						$ 76,300
Nanobank [member] | Discount rate, measurement input [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Significant unobservable input, assets						0.08
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate					9.40%	6.40%
Fair value of instruments or interests issued or issuable						$ 1,100
Percentage of net deduction of value to reflect various scenarios of impacts related to the provisions		6.00%
Net deduction of value to reflect various scenarios of impacts related to the provisions		$ 4,900
Gain on settlement of instruments						$ 1,100
OPay Digital Services Limited [member] | Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets					10	10